497(e)
                                                                        33-47949

AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 11, 2011 TO THE CURRENT PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES FOR:

o  EQUI-VEST(R) (Series 100-500)

o  EQUI-VEST(R) Employer-Sponsored Retirement Plans

o  EQUI-VEST(R) Express(SM) (Series 700)

o  EQUI-VEST(R) Express(SM) (Series 701)

o  EQUI-VEST(R) (Series 800)

o  EQUI-VEST(R) (Series 801)

o  EQUI-VEST(R) Strategies (Series 900)

o  EQUI-VEST(R) Strategies (Series 901)

o  EQUI-VEST(R) At Retirement(SM)

o  EQUI-VEST(R) TSA Advantage(SM)

o  EQUI-VEST(R) Vantage(SM)

o  Momentum(SM)

o  Momentum Plus(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus, supplement to prospectus and statement of additional information you received, and in any supplements to that prospectus and statement of additional information (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding investment objective, name and sub-adviser changes to certain Portfolios. Please note the changes described below. Certain Portfolios may not be available under your contract.


CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

1.   CHANGES TO THE EQ/CORE BOND INDEX PORTFOLIO

In the table under "Portfolios of the Trusts" in "Contract features and benefits," effective on or about February 15, 2011, the investment objective for the Portfolio has been deleted in its entirety and replaced with the following:

--------------------------------------------------------------------------------
EQ ADVISORS TRUST
PORTFOLIO NAME       OBJECTIVE
--------------------------------------------------------------------------------
EQ/Core Bond Index   Seeks to achieve a total return, before expenses, that
                     approximates the total return performance of the
                     Barclays Capital Intermediate U.S. Government/Credit Index
                     ("Intermediate Government Credit Index"),
                     including reinvestment of dividends, at a risk level
                     consistent with that of the Intermediate Government
                     Credit Index.
--------------------------------------------------------------------------------

SSgA Funds Management, Inc. will continue to be the Sub-Adviser and AXA Equitable Life Insurance Company ("AXA Equitable") will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

2.   PORTFOLIO SUB-ADVISER CHANGES

     (a) Effective on or about January 14, 2011, certain Portfolios' Sub-Adviser(s) were changed. The investment objectives to the Portfolios remain the same. In the table under "Portfolios of the Trusts" in "Contract features and benefits," the Sub-Adviser(s) for each Portfolio have been deleted in their entirety and replaced with the following:

          ----------------------------------------------------------------------
          AXA PREMIER VIP TRUST        INVESTMENT MANAGER (OR SUB-ADVISER(S),
          PORTFOLIO NAME               AS APPLICABLE)
          ----------------------------------------------------------------------
          MULTIMANAGER MID CAP         o AXA Equitable
            VALUE
                                       o AXA Rosenberg Investment Management LLC

                                       o BlackRock Investment Management, LLC

                                       o Diamond Hill Capital Management Inc.

                                       o Knightsbridge Asset Management, LLC

                                       o Tradewinds Global Investors, LLC
          ----------------------------------------------------------------------



888-124 (2/11)                                                     146263 (2/11)
100-500, 700, 701, 800, 801, 900, 901, Empl. Sp., EQ@Ret,                 E13542
EQ@Ret '04, Mo/Mo Plus, TSA Advantage, Vantage NB/IF(AR)

          ----------------------------------------------------------------------
          AXA PREMIER VIP TRUST        INVESTMENT MANAGER (OR SUB-ADVISER(S),
          PORTFOLIO NAME               AS APPLICABLE)
          ----------------------------------------------------------------------
          MULTIMANAGER SMALL CAP       o AXA Equitable
            GROWTH
                                       o BlackRock Investment Management, LLC

                                       o Morgan Stanley Investment Management,
                                         Inc.

                                       o NorthPointe Capital, LLC

                                       o Wells Capital Management Inc.
          ----------------------------------------------------------------------
          MULTIMANAGER SMALL CAP       o AXA Equitable
            VALUE
                                       o BlackRock Investment Management, LLC

                                       o Franklin Advisory Services, LLC

                                       o Horizon Asset Management, Inc.

                                       o Pacific Global Investment Management
                                         Company
          ----------------------------------------------------------------------

     (b) Effective on or about October 26, 2010, SSgA Funds Management, Inc. will no longer serve as a Sub-Adviser to the EQ/Quality Bond PLUS Portfolio. AllianceBernstein L.P. will continue to be the Sub-Adviser and AXA Equitable will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

     (c) Effective on or about March 1, 2011, Templeton Investment Counsel, LLC will replace Templeton Global Advisers Limited as the Sub-Adviser to the EQ/Templeton Global Equity Portfolio. AXA Equitable will continue to serve as the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

3.   NAME AND SUB-ADVISER CHANGES TO THE EQ/BLACKROCK INTERNATIONAL VALUE
     PORTFOLIO

     (a) Effective on or about February 22, 2011, the EQ/BlackRock International Value Portfolio will be renamed. The new name of the Portfolio will be EQ/International Value PLUS Portfolio. Accordingly, all references to its respective corresponding investment option in the Prospectus is also changed.

     (b) Effective on or about February 1, 2011, BlackRock Investment Management, LLC and Northern Cross, LLC will replace BlackRock International Limited as Sub-Advisers to the EQ/International Value PLUS Portfolio. AXA Equitable will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

4. FEE TABLE CHANGES - FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS (SERIES 100 AND 200 (TSA AND EDC ONLY)), EQUI-VEST(R) EXPRESS(SM) (SERIES
     701), EQUI-VEST(R) (SERIES 801) AND EQUI-VEST(R) STRATEGIES (SERIES 900)
     ONLY

     In "Portfolio operating expenses expressed as an annual percentage of daily net assets" under "Fee table", the following information restates the expenses of the portfolios listed below:

     This table shows the fees and expenses for 2009 as an annual percentage of each portfolio's daily average net assets.

--------------------------------------------------------------------------------------
                                              MANAGE-                         OTHER
 PORTFOLIO NAME                            MENT FEES(4)   12B-1 FEES(5)   EXPENSES (6)
--------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund          0.75%          0.25%           0.51%
Invesco V.I. Mid Cap Core Equity              0.73%          0.25%           0.31%
Invesco V.I. Small Cap Equity                 0.75%          0.25%           0.34%
--------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE PRODUCTS
--------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)                 0.56%          0.25%           0.11%
--------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
--------------------------------------------------------------------------------------
Ivy Funds VIP Energy                          0.85%          0.25%           0.23%
Ivy Funds VIP High Income                     0.62%          0.25%           0.11%
--------------------------------------------------------------------------------------
 LAZARD RETIREMENT SERIES, INC.
--------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equity     1.00%          0.25%           0.31%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                              ACQUIRED
                                              FUND FEES     TOTAL ANNUAL   FEE WAIVERS    NET ANNUAL
                                                 AND          EXPENSES        AND/OR       EXPENSES
                                              EXPENSES         (BEFORE       EXPENSE        (AFTER
                                             (UNDERLYING       EXPENSE      REIMBURSE-   EXPENSE LIMI-
 PORTFOLIO NAME                            PORTFOLIOS)(7)   LIMITATIONS)     MENTS(8)      TATIONS)
--------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund             -             1.51%          (0.06)%       1.45%
Invesco V.I. Mid Cap Core Equity              0.03%            1.32%           0.00%        1.32%
Invesco V.I. Small Cap Equity                    -             1.34%           0.00%        1.34%
--------------------------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE PRODUCTS
--------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)                    -             0.92%              -         0.92%
--------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
--------------------------------------------------------------------------------------------------------
Ivy Funds VIP Energy                             -             1.33%              -         1.33%
Ivy Funds VIP High Income                        -             0.98%              -         0.98%
--------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT SERIES, INC.
--------------------------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equity        -             1.56%              -         1.56%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                              MANAGE-                         OTHER
 PORTFOLIO NAME                            MENT FEES(4)   12B-1 FEES(5)   EXPENSES (6)
--------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUSTS
--------------------------------------------------------------------------------------
MFS(R) International Value                   0.90%          0.25%           0.19%
MFS(R) Investors Growth Stock Series         0.75%          0.25%           0.11%
MFS(R) Investors Trust Series                0.75%          0.25%           0.11%
MFS(R) Technology                            0.75%          0.25%           0.86%
MFS(R) Utilities                             0.73%          0.25%           0.09%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                              ACQUIRED
                                              FUND FEES     TOTAL ANNUAL   FEE WAIVERS    NET ANNUAL
                                                 AND          EXPENSES        AND/OR       EXPENSES
                                              EXPENSES         (BEFORE       EXPENSE        (AFTER
                                             (UNDERLYING       EXPENSE      REIMBURSE-   EXPENSE LIMI-
 PORTFOLIO NAME                            PORTFOLIOS)(7)   LIMITATIONS)     MENTS(8)      TATIONS)
--------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUSTS
--------------------------------------------------------------------------------------------------------
MFS(R) International Value                    -                1.34%              -         1.34%
MFS(R) Investors Growth Stock Series          -                1.11%              -         1.11%
MFS(R) Investors Trust Series                 -                1.11%              -         1.11%
MFS(R) Technology                             -                1.86%          (0.57)%       1.29%
MFS(R) Utilities                              -                1.07%              -         1.07%
--------------------------------------------------------------------------------------------------------















  EQUI-VEST(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE
                    LIFE INSURANCE COMPANY (AXA EQUITABLE).
     EQUI-VEST(R) STRATEGIES, EQUI-VEST(R) AT RETIREMENT(SM), EQUI-VEST(R) EXPRESS(SM), EQUI-VEST(R) TSA ADVANTAGE(SM), EQUI-VEST(R) VANTAGE(SM)
   MOMENTUM(SM) AND MOMENTUM PLUS(SM) ARE ISSUED BY AND ARE SERVICE MARKS OF
                                 AXA EQUITABLE.
     DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, AND FOR CERTAIN CONTRACTS
               CO-DISTRIBUTED BY AFFILIATE AXA DISTRIBUTORS, LLC,
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.
              COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY.
                              ALL RIGHTS RESERVED.
                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

                                                                               3